--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]

                        REAL ESTATE SECURITIES FUND, INC.
                          (Class A and Class B Shares)


                   Prospectus & Application -- May 1, 1998, as
                       supplemented through March 31, 1999
--------------------------------------------------------------------------------


This mutual fund (the "Fund") seeks total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry.

Shares of the Fund are available through your securities dealer or the Fund's transfer agent. This Prospectus relates to Flag Investors Class A Shares ("Class A Shares") and Flag Investors Class B Shares ("Class B Shares") of the Fund. The separate classes provide you with alternatives as to sales load and Fund expenses. (See "How to Buy Shares.")

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.

TABLE OF CONTENTS


Fee Table ..................................     1
Financial Highlights .......................     2
Investment Program .........................     3
Risk Factors ...............................     4
Investment Restrictions ....................     5
The Fund's Net Asset Value .................     5
How to Buy Shares ..........................     5
How to Redeem Shares .......................     7
Telephone Transactions .....................     8
How to Choose the Class That Is Right
   For You .................................     9
Dealer Compensation ........................     9
Dividends and Taxes ........................     9
Management of the Fund .....................    10
Investment Advisor and Sub-Advisor .........    10
Distributor ................................    11
Custodian, Transfer Agent and
   Accounting Services .....................    12
Performance Information ....................    12
General Information ........................    13
Application ................................    A-1


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FEE TABLE
--------------------------------------------------------------------------------

                                                                                         Class A            Class B
                                                                                          Shares             Shares
                                                                                      Initial Sales         Deferred
                                                                                          Charge          Sales Charge
                                                                                       Alternative        Alternative
                                                                                     ---------------  -------------------
Shareholder Transaction Expenses:
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ..............................................      4.50%*               None
Maximum Sales Charge Imposed on Reinvested Dividends ..............................       None                None
Maximum Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, whichever is lower) ......................................      0.50%*              4.00%**

Annual Fund Operating Expenses (as a percentage of average daily net assets):

Management Fees (net of fee waivers) ..............................................      0.32%***            0.32%***
12b-1 Fees ........................................................................      0.25%               0.75%
Other Expenses (including a 0.25% shareholder servicing fee for Class B Shares) ...      0.68%               0.93%****
                                                                                         -----               -----
Total Fund Operating Expenses (net of fee waivers) ................................      1.25%***            2.00%***
                                                                                         =====               =====

-----------
 * If you purchase $1 million or more of Class A Shares, you will not have to pay an initial sales charge. You may, however, be required to pay a contingent deferred sales charge when you redeem your shares. (See "How to Buy Shares" and "How to Redeem Shares.")
 ** You will be required to pay a contingent deferred sales charge if you redeem your Class B Shares within six years of purchase. The amount of the charge declines in relation to the time you hold your shares. Class B Shares will automatically convert to Class A Shares six years after purchase. (See "How to Redeem Shares.")
 *** The Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 1.25% of the Class A Shares' average daily net assets and 2.00% of the Class B Shares' average daily net assets. Absent fee waivers, Management Fees would be 0.65% of the Fund's average daily net assets and Total Fund Operating Expenses would be 1.58% of the Class A Shares' average daily net assets and 2.33% of the Class B Shares' average daily net assets.
**** A portion of the shareholder servicing fee is allocated to your securities dealer and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries, and providing you with information on your investments.

Example:                                                    1 year     3 years     5 years     10 years
--------                                                    ------     -------     -------     --------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period:*

 Class A Shares .........................................    $57         $83         $111        $189
 Class B Shares .........................................    $60         $93         $128        $196**

You would pay the following expenses on the same invest-
ment, assuming no redemption:*
 Class B Shares .........................................    $20         $63         $108        $196**

-----------
 * Absent fee waivers, expenses would be higher.
** Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.

The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the above table is to describe the various costs and expenses that you will bear directly and indirectly when you invest in the Fund. If you purchase shares of either class through a financial institution, you may be charged separate fees by that institution.

     The rules of the SEC require that the maximum sales charge be reflected in the above table. However, you may qualify for reduced sales charges or no sales charge at all. (See "How to Buy Shares.") Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD Rules") if you hold your shares for a long time.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The financial highlights included in this table are a part of the Fund's financial statements for the periods indicated and have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial statements and financial highlights for the fiscal year ended December 31, 1997 and the report thereon of PricewaterhouseCoopers LLP are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                Class A Shares
                                              --------------------------------------------------
                                                                              For the Period
                                                       For the              January 3, 1995(1)
                                               Year Ended December 31,     through December 31,
                                              --------------------------  ----------------------
                                                  1997          1996               1995
                                              ------------  ------------  ----------------------
Per Share Operating Performance:
 Net asset value at beginning of
   period ..................................    $ 13.89        $ 11.20            $10.00
                                                -------        -------            ------
Income from Investment Operations:
 Net investment income .....................       0.52           0.61              0.56
 Net realized and unrealized gain on
   investments .............................       2.44           2.90              1.21
                                                -------         ------            ------
 Total from Investment Operations ..........       2.96           3.51              1.77
                                                -------         ------            ------
Less Distributions:
 Distributions from net investment
   income ..................................      (0.60)         (0.58)            (0.49)(2)
 Distributions from net realized
   capital gains ...........................      (0.47)         (0.22)            (0.05)
 Return of capital .........................         --          (0.02)            (0.03)(2)
                                                -------        -------            ------
 Total distributions .......................      (1.07)         (0.82)            (0.57)
                                                -------        -------            ------
 Net asset value at end of period ..........    $ 15.78        $ 13.89            $11.20
                                                =======        =======            ======
Total Return(3) ............................      22.01%         32.70%            18.19%

Ratios to Average Daily Net Assets:
 Expenses(4) ...............................       1.25%          1.25%             1.25%(6)(7)
 Net investment income(5) ..................       3.87%          5.29%             6.09%(6)(7)

Supplemental Data:
 Net assets at end of period (000) .........    $41,773        $19,816            $7,171
 Portfolio turnover rate ...................         35%            23%               28%
 Average commissions per share(8) ..........    $0.0479        $0.0475                --


                                                                Class B Shares
                                              ---------------------------------------------------
                                                                               For the Period
                                                       For the               January 3, 1995(1)
                                               Year Ended December 31,      through December 31,
                                              --------------------------  -----------------------
                                                  1997          1996                1995
                                              ------------  ------------  -----------------------
Per Share Operating Performance:
 Net asset value at beginning of
   period ..................................    $ 13.84        $ 11.18           $ 10.00
                                                -------        -------           -------
Income from Investment Operations:
 Net investment income .....................       0.42           0.52              0.50
 Net realized and unrealized gain on
   investments .............................       2.42           2.89              1.20
                                                -------        -------           -------
 Total from Investment Operations ..........       2.84           3.41              1.70
                                                -------        -------           -------
Less Distributions:
 Distributions from net investment
   income ..................................      (0.50)         (0.51)            (0.42)(2)
 Distributions from net realized
   capital gains ...........................      (0.47)         (0.22)            (0.05)
 Return of capital .........................         --          (0.02)            (0.05)(2)
                                                -------        -------           -------
 Total distributions .......................      (0.97)         (0.75)            (0.52)
                                                -------        -------           -------
 Net asset value at end of period ..........    $ 15.71        $ 13.84           $ 11.18
                                                =======        =======           =======
Total Return(3) ............................      21.11%         31.67%             17.40%

Ratios to Average Daily Net Assets:
 Expenses(4) ...............................       2.00%          2.00%             2.00%(6)(7)
 Net investment income(5) ..................       3.12%          4.46%             5.39%(6)(7)

Supplemental Data:
 Net assets at end of period (000) .........    $ 9,799        $ 5,295           $ 3,016
 Portfolio turnover rate ...................         35%            23%               28%
 Average commissions per share(8) ..........    $0.0479        $0.0475                --

-----------
(1) Commencement of operations.
(2) Distributions per share have been reclassified to reflect the actual return of capital amounts for 1995.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees and the reimbursement of expenses, the ratio of expenses to average daily net assets would have been 1.58%, 2.28% and 3.25% (annualized) for Class A Shares and 2.33%, 3.03% and 4.05% (annualized) for Class B Shares for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.
(5) Without the waiver of advisory fees and the reimbursement of expenses, the ratio of net investment income to average daily net assets would have been 3.54%, 4.26% and 3.89% (annualized) for Class A Shares and 2.79%, 3.43% and 3.09% (annualized) for Class B Shares for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.
(6) Annualized.
(7) Effective January 1, 1996, the Fund's expense and net investment income ratios are based on average daily net assets. Prior to that date they were based on average monthly net assets. Under the prior method, the ratio of expenses to average net assets was 1.19% for the Class A Shares and 1.90% for the Class B Shares and the ratio of net investment income to average net assets was 5.95% for the Class A Shares and 5.25% for the Class B Shares.
(8) Disclosure is required for fiscal years beginning on or after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

INVESTMENT PROGRAM
--------------------------------------------------------------------------------

Investment Objective and Policies

      The investment objective of the Fund is total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry.

      Under normal conditions at least 65% of the Fund's total assets will be invested in the equity securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry may include among others: real estate investment trusts ("REITs"), master limited partnerships that invest in interests in real estate and that are traded on a national securities exchange; real estate brokers or developers; and companies with substantial real estate holdings, such as paper and lumber producers. When the Fund invests in REITs or master limited partnerships, shareholders indirectly bear a proportionate share of the operating expenses of the underlying entity, in addition to the similar expenses of the Fund. The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

REITs pool investors' funds for investment primar-ily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

      Under normal conditions the portfolio may invest up to 35% of its total assets in securities of companies outside the real estate industry and nonconvertible debt securities such as bonds. The Fund's investment advisor and sub-advisor (collectively, the "Advisors") currently anticipate that investments outside the real estate industry will be primarily in securities of companies whose products and services are related to the real estate industry. They may include manufacturers and distributors of building supplies, financial institutions that make or service mortgages and companies whose real estate assets are substantial relative to their stock market valuations, such as retailers and railroads.

      The Fund may invest up to 5% of its net assets in zero coupon or other original issue discount securities. The debt securities purchased by the Fund will be of investment grade or better quality (i.e., of a quality equivalent to the ratings Baa or better of Moody's Investors Service, Inc. ("Moody's") or BBB or better of Standard & Poor's Ratings Group ("S&P"). While classified as "investment grade," securities rated Baa by Moody's or BBB by S&P have speculative characteristics. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

      For temporary defensive purposes the Fund may invest up to 100% of its assets in short-term money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Fund's investment advisor or subadvisor at the time of purchase and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's at the time of purchase, and may hold a portion of its assets in cash. The Fund has the ability to invest in warrants, futures contracts and options, but has no intention to do so during the coming year.

      Subject to the Fund's overall investment limitations on investing in illiquid securities and restricted securities, the Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market in these securities may affect their value. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

Repurchase Agreements

      The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

When-Issued Securities


      The Fund may purchase securities, at their current market value, on a forward commitment or when-issued basis. A segregated account of the Fund consisting of cash or other liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a forward commitment or when-issued basis only with the intention of acquiring the securities, the Fund may choose to sell the securities before the settlement date. The value of securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period.

Year 2000 Issues

      The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.

RISK FACTORS
--------------------------------------------------------------------------------

      Because the Fund invests primarily in the real estate industry, its investments may be subject to certain risks. These risks include: declines in the value of real estate, risks related to general local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the cost of obtaining financing, which could directly and indirectly decrease the value of the Fund's investments. The Fund's share price and investment return fluctuate, and your investment when redeemed may be worth more or less than the original cost.

      Because the Fund may invest in REITs, it may also be subject to certain risks associated with the direct investments of the REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, have limited diversification and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act").

      Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, potential difficulties in enforcing contractual obligations and the possibility of extended settlement periods. For additional risk disclosure see "Repurchase Agreements" and "When-Issued Securities."

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The following investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a vote of the majority of the Board of Directors. The Fund will not:


1) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities;

2) Concentrate 25% or more of its total assets in securities of issuers in any one industry, except that the Fund will concentrate in the real estate industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer); or

3) Invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days.

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.


THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

      The following sections describe how to buy and redeem shares of the Fund.

      The price you pay or receive is based on the Fund's net asset value per share. When you buy Class A Shares, the price you pay may be increased by a sales charge. When you redeem shares of either class, the price you receive may be reduced by a sales charge. Read the sections on how to buy shares and how to redeem shares for details on how and when these charges may or may not be imposed.

      The net asset value per share of each class is determined on each business day as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time). It is calculated by subtracting the liabilities attributable to a class from its proportionate share of the Fund's assets and dividing the result by the outstanding shares of the class. Because the different classes have different distribution or service fees, their net asset values may differ from time to time.

      In valuing the Fund's assets, its investments are priced at their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors.

      You may buy or redeem shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

      You may buy either class of the Fund's shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus.

      Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

      Your initial investment must be at least $2,000. Subsequent investments must be at least $100. The following are exceptions to these minimums:

      o If you are investing in an IRA account, your initial investment may be as low as $1,000.

      o If you are a shareholder of any other Flag Investors fund, your initial investment in this Fund may be as low as $500.

      o If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.

      o There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.


Purchase Price

      The price you pay to buy shares will be the Fund's offering price which is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying. The amount of any sales charge included in your purchase price will be according to the following schedule.



                                       Class A Sales
                                      Charge as % of
                                 -------------------------
                                  Offering     Net Amount     Class B Sales
Amount of Purchase                  Price       Invested         Charge
---------------------------------------------------------------------------
Less than    $ 50,000.........     4.50%        4.71%             None
$   50,000 - $ 99,999.........     3.50%        3.63%             None
$  100,000 - $249,999.........     2.50%        2.56%             None
$  250,000 - $499,999.........     2.00%        2.04%             None
$  500,000 - $999,999.........     1.50%        1.52%             None
$1,000,000 and over...........     None         None              None
---------------------------------------------------------------------------

      Although you do not pay an initial sales charge when you invest $1,000,000 or more in Class A Shares or when you buy any amount of Class B Shares, you may have to pay a sales charge when you redeem your shares. Refer to the section on how to redeem shares for details.

      The sales charge you pay on your current purchase of Class A Shares may be reduced under the circumstances listed below.

      Rights of Accumulation. If you are also purchasing Class A shares of this or any other Flag Investors fund or if you already have investments in Class A or Class D shares, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for a reduced sales charge. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

      Letter of Intent. If you anticipate making additional purchases of Class A Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

      Purchases at Net Asset Value. You may buy Class A Shares without paying a sales charge under the following circumstances:

1) If you are buying shares in any of the following types of accounts:

   (i) A fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy shares in this manner;

   (ii)   A qualified retirement plan;

   (iii)  A Flag Investors fund payroll savings plan program.

2) If you are reinvesting some or all of the proceeds of a redemption of Class A Shares made within the last 90 days.

3) If you are exchanging an investment in another Flag Investors fund for an investment in this Fund (see "Purchases by Exchange" for a description of the conditions).

4) If you are a current or retired Director of the Fund, a director, an employee or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Distributor, the Advisors and any broker-dealer authorized to sell shares of the Fund.


Purchases by Exchange

      You may exchange shares of any other Flag Investors fund with the same sales charge structure for an equal dollar amount of Class A or B Shares, as applicable, without payment of the sales charges described above or any other charge. If you exchange Class A shares of any Flag Investors fund with a lower sales charge structure into Class A Shares, you will be charged the difference in sales charges unless (with the exception of Flag Investors Cash Reserve Prime

Class A Shares) you have owned the shares for at least 24 months. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange at any time on 60 days' prior written notice.

      You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.


Investing Regularly

      You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the attached Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.

      Automatic Investing Plan. You may elect to make a regular monthly or quarterly investment in either class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in the class of shares selected at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.

      Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Fund shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the attached Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.

      Systematic Purchase Plan. You may also purchase either class of shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

      You may redeem either class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If your shares are in an account with the Fund, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

      Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) If you are redeeming more than $50,000, a guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

3) Any stock certificates representing the shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.

4) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


Redemption Price

      The price you receive when you redeem shares will be the net asset value of the class of shares you are redeeming less any applicable sales charge. The amount of any sales charge deducted from your redemption price will be determined according to the following schedule.

          Sales Charge as a Percentage
     of the Dollar Amount Subject to Charge
--------------------------------------------------
                            Class A       Class B
Years Since Purchase        Shares        Shares
--------------------------------------------------
First ................      0.50%*         4.00%
Second ...............      0.50%*         4.00%
Third ................      None           3.00%
Fourth ...............      None           3.00%
Fifth ................      None           2.00%
Sixth ................      None           1.00%
Thereafter ...........      None            None
--------------------------------------------------

* You will pay a sales charge when you redeem Class A Shares only if you bought those shares at net asset value as part of an investment of $1,000,000 or more.

      Determination of Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) The sales charge is applied to the lesser of the cost of the shares or their current market value.

2) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

3) If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

4) If you acquired the shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

      Waiver of Sales Charge. You may redeem shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your shares for shares of another Flag Investors fund with the same sales charge structure.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

   (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

   (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.

4) If you are redeeming Class A Shares, your original investment was at least $3,000,000 and your securities dealer has agreed to return to the Distributor any payments received when you bought your shares.

      Automatic Conversion of Class B Shares. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.


Other Redemption Information

      If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you by check, whether or not that is the payment option you have selected.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.


TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your shares in certificate form, you may not exchange or redeem them by telephone.

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU
--------------------------------------------------------------------------------

      Your decision as to which class of the Fund's shares is best for you should be based upon a number of factors including the amount of money you intend to invest and the length of time you intend to hold your shares.

      If you choose Class A Shares, you will pay a sales charge when you buy your shares but the amount of the charge declines as the amount of your investment increases. You will pay lower expenses while you hold the shares and, except in the case of investments of $1,000,000 or more, no sales charge if you redeem them.

      If you choose Class B Shares, you will pay no sales charge when you buy your shares but your annual expenses will be higher than Class A Shares. You will pay a sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares and, at the end of six years, your shares convert to Class A Shares thus eliminating the higher expenses.

      In general, if you intend to invest more than $100,000, your combined sales charges and expenses are lower with Class A Shares. If you intend to invest less than $100,000 and expect to hold your shares for more than six years, your combined sales charges and expenses are lower with Class B Shares.

      Your securities dealer or servicing agent may receive different levels of compensation depending upon which class of shares you buy.


DEALER COMPENSATION
--------------------------------------------------------------------------------

      Your securities dealer is paid a commission when you buy shares and is paid a servicing fee for as long as you hold your shares.

                                Dealer Compensation as a % of
                                       Offering Price
                              ---------------------------------
Amount of Purchase             Class A Shares    Class B Shares
---------------------------------------------------------------
Less than   $ 50,000 .......        4.00%             4.00%
$  50,000 - $ 99,999 .......        3.00%             4.00%
$ 100,000 - $249,999 .......        2.00%             4.00%
$ 250,000 - $499,999 .......        1.50%             4.00%
$ 500,000 - $999,999 .......        1.25%             4.00%
$1,000,000 and over ........           *              4.00%
---------------------------------------------------------------

* Your securities dealer may be paid up to 1.00% of the Offering Price

      In addition to the commissions shown above, your securities dealer may be paid an annual fee equal to 0.25% of the value of your Class A Shares or Class B Shares for as long as you hold them. The annual fee will begin when you buy your shares.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its net investment company taxable income (including net short-term capital gains) in the form of monthly dividends. The Fund also intends to distribute to shareholders any net capital gains (the excess of net long-term capital gains over net short-term capital losses) on an annual basis.


Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local tax treatment of the Fund or its shareholders and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended, so that the Fund will not pay federal income tax on net investment company taxable income and net capital gains distributed to its shareholders. In addition, the Fund expects to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

      You will be taxed on dividends from the Fund's net investment company taxable income as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Capital gains distributions from the Fund are classified as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. Only a portion of the dividends paid by the Fund is expected to qualify for the dividends received deduction available to corporate shareholders. You will be advised annually as to the federal income tax status of all distributions.

      Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Fund and received by you on December 31 of the year in which the dividends were declared.

      The sale, exchange, or redemption of Fund shares is a taxable event for you.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Advisors and to the Distributor. A majority of the Directors of the Fund are not affiliated with the Advisors or the Distributor.


INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and LaSalle Investment Management (Securities), L.P. (formerly, ABKB/LaSalle Securities Limited Partnership) ("LaSalle" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is the investment advisor to mutual funds with approximately $8.8 billion of net assets as of December 31, 1998. In addition to this Fund, these include other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. LaSalle is a Maryland limited partnership that is indirectly controlled by Jones Lang LaSalle Incorporated, an international real estate investment management company. At December 31, 1998, LaSalle advised mutual funds with approximately $70.2 million in net assets.

      ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to LaSalle certain of its duties, provided that ICC continues to supervise the performance of LaSalle and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, LaSalle is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates. The Board has established procedures under which LaSalle may allocate transactions to certain affiliates, provided that compensation on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, LaSalle may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      ICC and LaSalle currently intend to waive, on a voluntary basis, their annual fees to the extent necessary so that the Fund's annual expenses do not exceed 1.25% of the Class A Shares' average daily net assets and 2.00% of the Class B Shares' average daily net assets. As compensation for its services for the fiscal year ended December 31, 1997, ICC received a fee (net of fee waivers) equal to 0.32% of the Fund's average daily net assets and, for the same period, ICC paid LaSalle a fee (net of fee waivers) equal to 0.20% of the Fund's average daily net assets.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

      On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust

Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC and sub-advisory relationship with LaSalle thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund and a new sub-advisory agreement among the Fund, ICC and LaSalle in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

      On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

      As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


Portfolio Managers


      William K. Morrill, Jr., the Fund's President, and Keith R. Pauley, the Fund's Executive Vice President, have shared primary responsibility for managing the Fund's assets from its inception. Since September 28, 1998, they have shared those responsibilities with James A. Ulmer III, a Vice President of the Fund.

      Mr. Morrill, Managing Director and Chief Executive Officer of LaSalle, has nearly 18 years of investment experience and has been a portfolio manager with LaSalle or its predecessors since 1986.

      Mr. Pauley, Managing Director of LaSalle, has over 12 years of investment experience and has been a portfolio manager with LaSalle or its predecessors since 1986.

      Mr. Ulmer, a Principal of LaSalle, has over 30 years of experience in real estate and REIT investment, development and investment banking. Prior to joining LaSalle, in April of 1997, Mr. Ulmer was a portfolio analyst and strategist for AIRES Real Estate Services from 1993 to 1997. Prior to 1993, Mr. Ulmer was President of the Parkway Companies, owners and developers of office and industrial properties, and a bank and real estate securities analyst for T. Rowe Price Associates.


DISTRIBUTOR
--------------------------------------------------------------------------------

      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor of each class of the Fund's shares since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with either the Advisor or the Sub-Advisor.

      The Fund has adopted a Distribution Agreement and related Plans of Distribution with respect to the Class A and Class B Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. In addition, the Fund may enter into agreements with certain financial institutions, including certain banks and BT Alex. Brown Incorporated, to provide shareholder services, pursuant to which the Distributor may allocate on a proportional basis up to all of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may charge you separately for these services.

      As compensation for providing distribution services for the Class A Shares for the period from August 31, 1997 through December 31, 1997, the Distributor received a fee equal to 0.25% (annualized) of the average daily net assets of the Class A Shares.

      As compensation for providing distribution and shareholder services for the Class B Shares for the period from August 31, 1997 through December 31, 1997, the Distributor received a distribution fee equal to 0.75% (annualized) of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. The distribution fee is used to compensate the Distributor for its services and expenses in distributing the Class B Shares. The shareholder servicing fee is used to compensate the Distributor, securities dealers and servicing agents for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.

      Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the Distributor may retain the unexpended portion of the distribution fee. ICC Distributors or the Advisor and their respective affiliates may make payments from their own resources to securities dealers and servicing agents. Payments by the Distributor may include additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel).


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.09% of the Fund's average daily net assets. Bankers Trust acts as custodian of the Fund's assets. (See the Statement of Additional Information.)


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. All advertisements of performance will show the average annual total return, net of the Fund's maximum sales charge imposed on Class A Shares or including the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be compounded by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

      If the Fund compares its performance to other funds or to relevant indices, such as the Wilshire Real Estate Index, its performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The Fund may also use total return performance data as reported in national financial and industry publication that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by your bank with respect to the account through which your shares may be purchased, although not included in calculations of performance, will reduce your performance results.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of Shares

      The Fund is an open-end diversified management investment company organized under the laws of the State of Maryland on May 2, 1994 and is authorized to issue 30 million shares of capital stock, with a par value of $.001 per share. Each share has one vote and is entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.

      The Board of Directors of the Fund is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Flag Investors Real Estate Securities Fund Class A Shares" and "Flag Investors Real Estate Securities Fund Class B Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund has another class of shares, "Flag Investors Real Estate Securities Fund Institutional Shares." Additional information concerning the Fund's Institutional Shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Class A or Class B Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution/service fees or sales load structures, and accordingly, the net asset value per share of the classes may differ at times.


Annual Meetings

      The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders of the Fund retain the right, under certain circumstances to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.


Reports

      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.


Shareholder Inquiries

      If you have questions concerning your shares, contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080 or your securities dealer or servicing agent.

                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                             NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Make check payable to "Flag Investors Real Estate          For assistance in completing this Application please call:
Securities Fund, Inc." and mail with this Application to:  1-800-553-8080, Monday through Friday, 8:30 a.m. to 5:30 p.m.
 Flag Investors Funds                                      (Eastern Time).
 P.O. Box 419663
 Kansas City, MO 64141-6663                                To open an IRA account, please call 1-800-767-3524 for an IRA information
 Attn: Flag Investors Real Estate Securities Fund, Inc.    kit.


I wish to purchase the following class of shares of the Fund, in the amount indicated below. (Please check the applicable box and indicate the amount of purchase.)

[ ] Class A Shares (4.5% maximum initial sales charge) in the amount of $_______
[ ] Class B Shares (4.0% maximum contingent deferred sales charge) in the amount of $__________



------------------------------------------------------------------------------------------------------------------------------------
                                              Your Account Registration (Please Print)
------------------------------------------------------------------------------------------------------------------------------------

Existing Account No., if any: _______________

Individual or Joint Tenant                                    Gifts to Minors



-------------------------------------------------------       ----------------------------------------------------------------------
First Name            Initial         Last Name               Custodian's Name (only one allowed by law)


-------------------------------------------------------       ----------------------------------------------------------------------
Social Security Number                                        Minor's Name (only one)


-------------------------------------------------------       -------------------------------    -----------------------------------
Joint Tenant          Initial         Last Name               Social Security Number of Minor    Minor's Date of Birth (Mo./Day/Yr.)


                                                              under the _____________________ Uniform Gifts to Minors Act
                                                                          State of Residence

Corporations, Trusts, Partnerships, etc.                      Mailing Address


-------------------------------------------------------       ----------------------------------------------------------------------
Name of Corporation, Trust or Partnership                     Street


----------------------       --------------------------       ----------------------------------------------------------------------
Tax ID Number                Date of Trust                    City                          State                        Zip

                                                              (    )
-------------------------------------------------------       ----------------------------------------------------------------------
Name of Trustees (if to be included in the Registration)      Daytime Phone


-------------------------------------------------------
For the Benefit of


------------------------------------------------------------------------------------------------------------------------------------
                                                    Letter of Intent (Optional)
------------------------------------------------------------------------------------------------------------------------------------
[ ] I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying Prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares, as shown below, in an aggregate amount at least equal to:
              [ ] $50,000      [ ] $100,000      [ ] $250,000      [ ] $500,000      [ ] $1 000,000


------------------------------------------------------------------------------------------------------------------------------------
                                                  Right of Accumulation (Optional)
------------------------------------------------------------------------------------------------------------------------------------

List the Account numbers of other Flag Investors Funds that you or your immediate family already own that qualify you for reduced sales charges.

     Fund Name                           Account No.                             Owner's Name                         Relationship
     ---------                           -----------                             ------------                         ------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        Distribution Options
------------------------------------------------------------------------------------------------------------------------------------

Please check the appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional shares of the same class of the Fund at no sales charge.

                      Income Dividends                                          Capital Gains
                      [ ] Reinvested in additional shares                       [ ] Reinvested in additional shares
                      [ ] Paid in cash                                          [ ] Paid in cash

Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.


------------------------------------------------------------------------------------------------------------------------------------
                                                Automatic Investing Plan (Optional)
------------------------------------------------------------------------------------------------------------------------------------
[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $_______ in Class A Shares or $_______ in
Class B Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January,
April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250 per class
Subsequent Investments (check one):    [ ] Monthly ($100 minimum per class) [ ] Quarterly ($250 minimum per class)

                                                                                                      -----------------------------
                                                                                                      Please attach a voided check.
                                                                                                      -----------------------------

---------------------------------------------------------------    -----------------------------------------------------------------
Bank Name                                                          Depositor's Signature                               Date

---------------------------------------------------------------    -----------------------------------------------------------------
Existing Flag Investors Fund Account No., if any                   Depositor's Signature                               Date
                                                                   (if joint acct., both must sign)


------------------------------------------------------------------------------------------------------------------------------------
                                               Systematic Withdrawal Plan (Optional)
------------------------------------------------------------------------------------------------------------------------------------

[ ] Beginning the month of ___________ , 19__ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of (complete as applicable) $___________ from Class A Shares and/or $___________ from Class B Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000 per class.)

   Frequency (check one):            [ ] Monthly            [ ] Quarterly (January, April, July, and October)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Telephone Transactions
------------------------------------------------------------------------------------------------------------------------------------

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below:

   No, I/we do not want:            [ ] Telephone redemption privileges            [ ] Telephone exchange privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a predesignated bank account, please provide the following information:

   Bank:  ____________________________________________________    Bank Account No.: _______________________________________________

 Address: ____________________________________________________   Bank Account Name: _______________________________________________

          ____________________________________________________



------------------------------------------------------------------------------------------------------------------------------------
                                               Signature and Taxpayer Certification
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
[ ] U.S. Citizen/Taxpayer:

    [ ] I certify that (1) the number shown above on this form is the correct Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
    [ ] If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer
        Agent at 800-553-8080.)
[ ] Non-U.S. Citizen/Taxpayer:

    Indicated country of residence for tax purposes: _________________________________________________

Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the
Internal Revenue Service.
------------------------------------------------------------------------------------------------------------------------------------
I acknowledge that I am of legal age in the state of my residence. I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I hae so indicated on this Application.
------------------------------------------------------------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------               -------------------------------------------------------------
Signature                                   Date                       Signature (if joint acct., both must sign)         Date
--------------------------------------------------------------------------------

----------------------
For Dealer Use Only
----------------------

Dealer's Name:    ________________________________________________________________________ Dealer Code: ____________________________

Dealer's Address: ________________________________________________________________________ Branch Code: ____________________________

                  ________________________________________________________________________

Representative:   ________________________________________________________________________ Rep. No.:    ____________________________


                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.

                         (Class A and Class B Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



         Sub-Advisor                                     Distributor
LaSALLE INVESTMENT MANAGEMENT                       ICC DISTRIBUTORS, INC.
      (SECURITIES), L.P.                             Two Portland Square
     100 East Pratt Street                          Portland, Maine 04101
  Baltimore, Maryland 21202




        Transfer Agent                             Independent Accountants
INVESTMENT COMPANY CAPITAL CORP.                PRICEWATERHOUSECOOPERS LLP
       One South Street                             250 West Pratt Street
   Baltimore, Maryland 21202                     Baltimore, Maryland 20201
       1-800-553-8080




         Custodian                                       Fund Counsel
     BANKERS TRUST COMPANY                      MORGAN, LEWIS & BOCKIUS LLP
      130 Liberty Street                             1701 Market Street
  New York, New York 10006                    Philadelphia, Pennsylvania 19103

                                                                           REPRS
                                                                           4/99

--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]
                                 FLAG INVESTORS

                       REAL ESTATE SECURITIES FUND, INC.

                             (Institutional Shares)


                  Prospectus & Application -- May 1, 1998, as
                      supplemented through March 31, 1999


--------------------------------------------------------------------------------

This mutual fund (the "Fund") seeks total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry.

Flag Investors Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions, certain qualified retirement plans, or investment advisory affiliates of BT Alex. Brown Incorporated ("BT Alex. Brown"). (See "How to Buy Institutional Shares.")

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.

TABLE OF CONTENTS

Fee Table ..................................     1
Financial Highlights .......................     2
Investment Program .........................     3
Risk Factors ...............................     4
Investment Restrictions ....................     5
The Fund's Net Asset Value .................     5
How to Buy Institutional Shares ............     5
How to Redeem Institutional Shares .........     6
Telephone Transactions .....................     6
Dividends and Taxes ........................     6
Management of the Fund .....................     7
Investment Advisor and Sub-Advisor .........     7
Distributor ................................     8
Custodian, Transfer Agent and
   Accounting Services .....................     9
Performance Information ....................     9
General Information ........................     9
Application ................................    A-1

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEE TABLE

--------------------------------------------------------------------------------
Shareholder Transaction Expenses:


Maximum Sales Charge Imposed on Purchases ...................................   None
Maximum Sales Charge Imposed on Reinvested Dividends ........................   None
Maximum Deferred Sales Charge ...............................................   None
Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees (net of fee waivers) ........................................   0.32%*
12b-1 Fees ..................................................................   None
Other Expenses ..............................................................   0.68%
                                                                                -----
Total Fund Operating Expenses (net of fee waivers) ..........................   1.00%*
                                                                                =====

-----------
* The Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 1.00% of the Institutional Shares' average daily net assets. Absent fee waivers, Management Fees would be 0.65% of the Fund's average daily net assets and Total Fund Operating Expenses would be 1.33% of the Institutional Shares' average daily net assets.


Example:                                                   1 year     3 years     5 years     10 years
--------------------------------------------------------   --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption
at the end of each time period:* .......................   $10        $32         $55         $122

-----------
* Absent fee waivers, expenses would be higher.

The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the above table is to describe the various costs and expenses that you will bear indirectly when you invest in Institutional Shares. If you purchase Institutional Shares through a financial institution, you may be charged separate fees by that institution.


                                                                               1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
     The financial highlights included in this table have been derived from the Fund's financial statements for the period indicated and have been audited by PricewaterhouseCoopers LLP., independent accountants. The financial statements and financial highlights for the fiscal year ended December 31, 1997 and the report thereon of PricewaterhouseCoopers LLP. are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997 which can be obtained at no charge by calling the Fund at (800) 767-FLAG.


(For a share outstanding throughout each period)
--------------------------------------------------------------------------------
                                                             For the Period
                                                             March 31, 1997(1)
                                                                 through
                                                            December 31, 1997
                                                           ------------------

Per Share Operating Performance:
 Net asset value at beginning of period ................       $ 14.19
                                                               -------

Income from Investment Operations:
 Net investment income .................................          0.47
 Net realized and unrealized gain on
   investments .........................................          2.14
                                                               -------
 Total from Investment Operations ......................          2.61
                                                               -------

Less Distributions:
 Dividends from net investment income ..................         (0.42)
 Distributions from net realized capital gains .........         (0.47)
                                                               --------
 Total distributions ...................................         (0.89)
                                                               --------
 Net asset value at end of period ......................       $ 15.91
                                                               ========
Total Return ...........................................         18.84%
Ratios to Average Daily Net Assets:
 Expenses(2)............................................          1.00%(4)
 Net investment income(3)...............................          4.30%(4)

Supplemental Data:
 Net assets at end of period (000) .....................       $   288
 Portfolio turnover rate ...............................            35%(4)
 Average commissions per share .........................       $0.0479

-----------
(1) Commencement of operations.
(2) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.39% (annualized) for the period ended December 31, 1997.
(3) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 3.91% (annualized) for the period ended December 31, 1997.
(4) Annualized.

2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM
--------------------------------------------------------------------------------

Investment Objective and Policies

      The investment objective of the Fund is total return primarily through investments in equity securities of companies that are principally engaged in the real estate industry.

      Under normal conditions at least 65% of the Fund's total assets will be invested in the equity securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry may include among others: real estate investment trusts ("REITs"), master limited partnerships that invest in interests in real estate and that are traded on a national securities exchange; real estate brokers or developers; and companies with substantial real estate holdings, such as paper and lumber producers. When the Fund invests in REITs or master limited partnerships, shareholders indirectly bear a proportionate share of the operating expenses of the underlying entity, in addition to the similar expenses of the Fund. The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

      REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

      Under normal conditions the portfolio may invest up to 35% of its total assets in securities of companies outside the real estate industry and nonconvertible debt securities such as bonds. The Fund's investment advisor and sub-advisor (collectively, the "Advisors") currently anticipate that investments outside the real estate industry will be primarily in securities of companies whose products and services are related to the real estate industry. They may include manufacturers and distributors of building supplies, financial institutions that make or service mortgages and companies whose real estate assets are substantial relative to their stock market valuations, such as retailers and railroads.

      The Fund may invest up to 5% of its net assets in zero coupon or other original issue discount securities. The debt securities purchased by the Fund will be of investment grade or better quality (i.e., of a quality equivalent to the ratings Baa or better of Moody's Investors Service, Inc. ("Moody's") or BBB or better of Standard & Poor's Ratings Group ("S&P")). While classified as "investment grade," securities rated Baa by Moody's or BBB by S&P have speculative characteristics. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

      For temporary defensive purposes the Fund may invest up to 100% of its assets in short-term money market instruments consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper rated, at the time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Fund's investment advisor or sub-advisor at the time of purchase and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's at the time of purchase, and may hold a portion of its assets in cash. The Fund has the ability to invest in warrants, futures contracts and options, but has no intention to do so during the coming year.

      Subject to the Fund's overall investment limitations on investing in illiquid securities and restricted securities, the Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market in these securities may affect their value. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

Repurchase Agreements

      The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


When-Issued Securities

      The Fund may purchase securities, at their current market value, on a forward commitment or when-issued basis. A segregated account of the Fund consisting of cash or other liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a forward commitment or when-issued basis only with the intention of acquiring the securities, the Fund may choose to sell the securities before the settlement date. The value of securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period.

Year 2000 Issues

      The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.

RISK FACTORS
--------------------------------------------------------------------------------

      Because the Fund invests primarily in the real estate industry, its investments may be subject to certain risks. These risks include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the cost of obtaining financing, which could directly and indirectly decrease the value of the Fund's investments. The Fund's share price and investment return fluctuate, and your investment when redeemed may be worth more or less than the original cost.

      Because the Fund may invest in REITs, it may also be subject to certain risks associated with the direct investments of the REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, have limited diversification and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

      Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, potential difficulties in enforcing contractual obligations and the possibility of extended settlement periods. For additional risk disclosure see "Repurchase Agreements" and "When--Issued Securities."

4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The following investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a vote of the majority of the Board of Directors. The Fund will not:

1) With respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities;

2) Concentrate 25% or more of its total assets in secur-ities of issuers in any one industry, except that the Fund will concentrate in the real estate industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer); or

3) Invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days.

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

      The following sections describe how to buy and redeem shares of the Fund.

      The price you pay or receive is based on the Fund's net asset value per share. The net asset value per share of a class is determined on each business day as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time). It is calculated by subtracting the liabilities attributable to a class from its proportionate share of the Fund's assets and dividing the result by the outstanding shares of the class.

      In valuing the Fund's assets, its investments are priced at their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors.

      You may buy or redeem shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

HOW TO BUY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      You may buy Institutional Shares if you are any of the following:

      o An eligible institution (e.g., a financial institution, corporation, investment counselor, trust, estate or educational, religious or charitable institution).

      o A qualified retirement plan with assets of at least $75 million.

      o An investment advisory affiliate of BT Alex. Brown purchasing shares for the accounts of your investment advisory clients.

      You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which incudes instructions, is attached to this Prospectus.

      Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

      If you are an eligible institution, your initial investment must be at least $500,000. There are no minimum initial investments for qualified retirement plans or investment advisory affiliates of BT Alex. Brown. There are no minimums for subsequent investments.

                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Purchases by Exchange

      You may exchange Institutional shares of any other Flag Investors fund for an equal dollar amount of Institutional Shares of the Fund. The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice.

      You may request an exchange through your securities dealer or your servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by express mail or telephone.

Other Information

      In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued.

HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      You may redeem your shares through your securities dealer or your servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund, you may also redeem them by contacting the Transfer Agent by telephone (if you are redeeming less than $500,000). You will be paid for redeemed shares by wire transfer of funds to your securities dealer, servicing agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be remitted by wire to your securities dealer, servicing agent or bank.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $500,000 or exchange them for Institutional Shares of another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by express mail or facsimile. (See "How to Buy Institutional Shares-Purchases by Exchange" and "How to Redeem Institutional Shares.")

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its net investment company taxable income (including net short-term capital gains) in the form of monthly dividends. The Fund also intends to distribute to shareholders any net capital gains (the excess of net long-term capital gains over net short-term capital losses) on an annual basis.

      Unless you elect otherwise, all income dividends and net capital gains distributions, if any, will be reinvested in additional Institutional Shares at net asset value. You may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent, either directly or through your securities dealer or servicing agent, at least five days before the next date on which dividends or distributions will be paid.

6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local tax treatment of the Fund or its shareholders and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions. The Statement of Additional Information sets forth further information concerning taxes.

      The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended, so that the Fund will not pay federal income tax on net investment company taxable income and net capital gains distributed to its shareholders. In addition, the Fund expects to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

      You will be taxed on dividends from the Fund's net investment company taxable income as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Capital gains distributions from the Fund are classified as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. Only a portion of the dividends paid by the Fund is expected to qualify for the dividends received deduction available to corporate shareholders. You will be advised annually as to the federal income tax status of all distributions.

      Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Fund and received by you in the year in which the dividends were declared.

      The sale, exchange, or redemption of Institutional Shares is a taxable event for you.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day to day operations of the Fund are delegated to the Fund's executive officers, to the Advisors and to the Distributor. A majority of Directors of the Fund are not affiliated with the Advisors or the Distributor.

INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and LaSalle Investment Management (Securities), L.P. (formerly, ABKB/LaSalle Securities Limited Partnership) ("LaSalle" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is the investment advisor to mutual funds with approximately $8.8 billion of net assets as of December 31, 1998. In addition to this Fund, these include other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. LaSalle is a Maryland limited partnership that is indirectly controlled by Jones Lang LaSalle Incorporated, an international real estate investment management company. At December 31, 1998, LaSalle advised mutual funds with approximately $70.2 million in net assets.

      ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to LaSalle certain of its duties, provided that ICC continues to supervise the performance of LaSalle and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, LaSalle is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates. The Board has established procedures under which LaSalle may allocate transactions to certain affiliates, provided that compensation on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, LaSalle may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ICC and LaSalle currently intend to waive, on a voluntary basis, their annual fees to the extent necessary so that the Fund's annual expenses do not exceed 1.00% of the Institutional Shares' average daily net assets. As compensation for its services for the fiscal year ended December 31, 1997, ICC received a fee (net of fee waivers) equal to 0.32% of the Fund's average daily net assets and, for the same period, ICC paid LaSalle a fee (net of fee waivers) equal to 0.20% of the Fund's average daily net assets.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

      On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC and sub-advisory relationship with LaSalle thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund and a new sub-advisory agreement among the Fund, ICC and LaSalle in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

      On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

      As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Portfolio Managers

      William K. Morrill, Jr., the Fund's President, and Keith R. Pauley, the Fund's Executive Vice President, have shared primary responsibility for managing the Fund's assets from its inception. Since September 28, 1998, they have shared those responsibilities with James A. Ulmer III, a Vice President of the Fund.

      Mr. Morrill, Managing Director and Chief Executive Officer of LaSalle, has nearly 18 years of investment experience and has been a portfolio manager with LaSalle or its predecessors since 1986.

      Mr. Pauley, Managing Director of LaSalle, has over 12 years of investment experience and has been a portfolio manager with LaSalle or its predecessors since 1986.

      Mr. Ulmer, a Principal of LaSalle, has over 30 years of experience in real estate and REIT investment, development and investment banking. Prior to joining LaSalle, in April of 1997, Mr. Ulmer was a portfolio analyst and strategist for AIRES Real Estate Services from 1993 to 1997. Prior to 1993, Mr. Ulmer was President of the Parkway Companies, owners and developers of office and industrial properties, and a bank and real estate securities analyst for T. Rowe Price Associates.

DISTRIBUTOR
--------------------------------------------------------------------------------

      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor of each class of the Fund's shares since August 31, 1997. ICC Distributors receives no compensation for distributing the Institutional Shares. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributoris not affiliated with either the Advisor or the Sub-Advisor.

8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders. The Advisor or its affiliates may make payments from their own resources to securities dealers and servicing agents.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.09% of the Fund's average daily net assets. Bankers Trust, acts as custodian of the Fund's assets. (See the Statement of Additional Information.)

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. All advertisements of performance will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

      If the Fund compares its performance to other funds or to relevant indices, such as the Wilshire Real Estate Index, its performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The Fund may also use total return performance data as reported in national financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by your bank with respect to the accounts through which your shares may be purchased, although not included in calculations of performance, will reduce your performance results.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of Shares
      The Fund is an open-end diversified management investment company organized under the laws of the State of Maryland on May 2, 1994 and is authorized to issue 30 million shares of capital stock, with a par value of $.001 per share. Each share has one vote and is entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.

      The Board of Directors of the Fund is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Flag Investors Real Estate Securities Fund Institutional Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund has two other classes of shares, "Flag Investors Real Estate Securities Fund Class A Shares" and "Flag Investors Real Estate Secur-rities Fund Class B Shares." Additional information concerning the Fund's other classes of shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional

                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisoryfee, but the classes may have different distribution/service fees or sales load structures and, accordingly, the net asset value per share of the classes may differ at times.

Annual Meetings

      The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.

Reports

      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.

Shareholder Inquiries

      If you have questions concerning your Institutional Shares, contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or your securities dealer or servicing agent.


10
--------------------------------------------------------------------------------

               FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.
                            (INSTITUTIONAL SHARES)
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Send completed Application by overnight carrier to:       For assistance in completing this Application please call: 1-800-553-8080,
 Flag Investors Funds                                     Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
 330 West 9th Street, First Floor
 Kansas City, MO 64105
 Attn: Flag Investors Real Estate Securities Fund, Inc.

If you are paying by check, make check payable to "Flag Investors Real Estate
Securities Fund, Inc." and mail with this Application. If you are paying by wire, see instructions below.
------------------------------------------------------------------------------------------------------------------------------------
                                              Your Account Registration (Please Print)


Name on Account                                                    Mailing Address

----------------------------------------------------------         -----------------------------------------------------------------
Name of Corporation, Trust or Partnership                          Name of Individual to Receive Correspondence


--------------------------                                         -----------------------------------------------------------------
Tax ID Number                                                      Street

[ ] Corporation [ ] Partnership [ ] Trust                          -----------------------------------------------------------------
[ ] Non-Profit or Charitable Organization [ ] Other______          City                                             State      Zip

If a Trust, please provide the following:                          (  )
                                                                   -----------------------------------------------------------------
                                                                   Daytime Phone

------------------------------------------------------------------------------------------------------------------------------------
Date of Trust                                               For the Benefit of

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)

                                                         Initial Investment

Indicate the amount to be invested and the method of payment:
__A. By Mail: Enclosed is a check in the amount of $______  payable to Flag Investors Real Estate Securities Fund, Inc.
__B. By Wire: A bank wire in the amount of $______ has been sent from_______________________________   _____________________________
                                                                              Name of Bank                  Wire Control Number
     Wire Instructions
     Follow the instructions below to arrange for a wire transfer for initial investment:
     o Send completed Application by overnight carrier to Flag Investors Funds at the address listed above.
     o Call 1-800-553-8080 to obtain new investor's Fund account number.
     o Wire payment of the purchase price to Investors Fiduciary Trust Company ("IFTC"), as follows:
       IFTC
       a/c Flag Investors Funds
       Acct. # 7518625
       ABA # 1010-0362-1
       Kansas City, Missouri 64105
     Please include the following information in the wire:
     o Flag Investors Real Estate Securities Fund, Inc. -- Institutional Shares
     o The amount to be invested
     o "For further credit to __________________________________."
                               (Investor's Fund Account Number)



                                                        Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional
Institutional Shares of the Fund.

          Income Dividends                                                      Capital Gains
          [ ] Reinvested in additional shares                                   [ ] Reinvested in additional shares
          [ ] Paid in cash                                                      [ ] Paid in cash

                                                       Telephone Transactions


I understand that I will automatically have telephone redemption privileges (for amounts up to $500,000) and exchange privileges
(with respect to Institutional Shares of other Flag Investors Funds) unless I mark one or both of the boxes below:

                      No, I do not want: [ ] Telephone redemption privileges [ ] Telephone exchange privileges

                        Redemptions effected by telephone will be wired to the bank account designated below.

                                                      Bank Account Designation
                                                  (This Section Must Be Completed)

Please attach a blank, voided check to provide account and bank routing information.

------------------------------------------------------------------------------------------------------------------------------------
Name of Bank                                                       Branch

------------------------------------------------------------------------------------------------------------------------------------
Bank Address                                                       City/State/Zip

------------------------------------------------------------------------------------------------------------------------------------
Name(s) on Account

------------------------------------------------------------------------------------------------------------------------------------
Account Number                                                     A.B.A. Number


                                              Acknowledgment, Certificate and Signature

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)

[ ] U.S. Citizen/Taxpayer:

    [ ] I certify that (1) the number shown above on this form is the correct Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue
        Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c)
        the IRS has notified me that I am no longer subject to backup withholding.

    [ ] If no Tax ID Number has been provided above, I have applied, or intend to apply, to the IRS for a Tax ID Number, and I understand that if I do not provide such number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide your Tax ID Number on IRS Form W-9. You may request such form by calling the Transfer
        Agent at 800-553-8080.)

[ ] Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes: ____________________________________________________
    Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

------------------------------------------------------------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.                                         Date

------------------------------------------------------------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.                                         Date

                                            Person(s) Authorized to Conduct Transactions

The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor. Any __________* of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.


----------------------------------------------------------         -----------------------------------------------------------------
Name/Title                                                         Signature                                       Date

----------------------------------------------------------         -----------------------------------------------------------------
Name/Title                                                         Signature                                       Date

----------------------------------------------------------         -----------------------------------------------------------------
Name/Title                                                         Signature                                       Date

----------------------------------------------------------         -----------------------------------------------------------------
Name/Title                                                         Signature                                       Date

The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC")
may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of
ICC.

* If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.


                                                      Certificate of Authority


Investors must complete one of the following two Certificates of Authority.
Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I ________________________________, Secretary of the above-named investor, do hereby certify that at a meeting on____________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1)
empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the
Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form.

Witness my hand and seal on behalf of the investor:

This ____ day of _________, 199_           Secretary________________________________________________________________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.


------------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                                                Date

Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this
Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).


------------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                                                Date


------------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                                                Date

--------------------------------------------------------------------------------

                FLAG INVESTORS REAL ESTATE SECURITIES FUND, INC.

                             (Institutional Shares)







                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                           Baltimore, Maryland 21202

          Sub-Advisor                                    Distributor
 LaSALLE INVESTMENT MANAGEMENT                       ICC DISTRIBUTORS, INC.
       (SECURITIES), L.P.                             Two Portland Square
     100 East Pratt Street                           Portland, Maine 04101
   Baltimore, Maryland 21202



        Transfer Agent                              Independent Accountants
INVESTMENT COMPANY CAPITAL CORP.                 PRICEWATERHOUSECOOPERS LLP
       One South Street                             250 West Pratt Street
  Baltimore, Maryland 21202                       Baltimore, Maryland 20201
      1-800-553-8080



         Custodian                                      Fund Counsel
     BANKERS TRUST COMPANY                      MORGAN, LEWIS & BOCKIUS LLP
      130 Liberty Street                            1701 Market Street
  New York, New York 10006                    Philadelphia, Pennsylvania 19103



--------------------------------------------------------------------------------

                                                                        REIPRS
                                                                          (4/99)